Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2021	31 December 2020
	£m	£m
Guarantees given to third parties	739	939
Formal standby facilities, credit lines and other commitments	41,012	42,231
	41,751	43,170